Income Tax (Details) - Schedule of actual income tax expenses reported in consolidated statements of comprehensive income(loss) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of actual income tax expenses reported in consolidated statements of comprehensive income(loss) [Abstract]
Loss before income taxes	¥ (406,536)	¥ (406,980)	¥ (215,461)
Computed expected tax benefit	(100,916)	(86,039)	(53,809)
Increase/(decrease) in income taxes resulting from:
Non-taxable income			(816)
Non-taxable income due to disposal of subsidiaries			(2,440)
Non-deductible expenses	26,017	6,463	25,099
Additional deduction for research and development expenses	(2,062)	(6,554)	(2,353)
Preferential tax rate	(2,880)	4,727	11,370
Tax loss expired	9,296	12,128	6,271
EIT true-up difference			478
Tax rate differential on deferred tax items			31
Change in valuation allowance	50,306	75,078	25,457
Others			320
Total	¥ (20,239)	¥ 5,803	¥ 9,608